Operating segments - additional information - Summary of non-current assets other than excluded items (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	$ 64,655	$ 71,063
Deferred tax assets	3,137	3,395
Other financial assets (including loans to equity accounted units)	814	510
Tax recoverable	8	30
Trade and other receivables	1,304	1,397
Total non-current assets	70,047	76,554
Quasi equity loans [member]
Disclosure Of Geographical Areas [Line Items]
Quasi equity loans to equity accounted units	129	159
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	28,592	32,890
Deferred tax assets	796	1,055
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	13,775	14,822
Deferred tax assets	545	546
Mongolia [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	9,912	8,582
Deferred tax assets	703	631
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	4,815	4,812
Deferred tax assets	932	877
Africa [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	3,476	3,781
South America [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	3,047	3,304
Indonesia [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items		1,458
Europe excluding France and the UK [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	50	362
United Kingdom [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	59	66
France [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	79	94
Other countries [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	850	892
Deferred tax assets	$ 161	$ 286